FAIR VALUES OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Assets Measured on Recurring Basis
The following table presents the Company’s available-for-sale securities that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fell as of December 31, 2016 and 2015 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2016

Obligations of U.S.
Government agencies	$9,045	$-	$9,045	$-
Municipal securities	98,822	-	98,822	-
Mortgage-backed securities	114,289	-	114,289	-
Corporate obligations	20,110	-	17,869	2,241
Other	940	940	-	-
Total	$243,206	$940	$240,025	$2,241

		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2015

Obligations of U.S.
Government agencies	$19,611	$-	$19,611	$-
Municipal securities	97,889	-	97,889	-
Mortgage-backed securities	98,925	-	98,925	-
Corporate obligations	22,346	-	19,789	2,557
Other	961	961	-	-
Total	$239,732	$961	$236,214	$2,557

Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information
The following is a reconciliation of activity for assets measured at fair value based on significant unobservable (non-market) information.

	Bank-Issued Trust
	Trust Preferred
(In thousands)	Securities
	2016	2015	2014
Balance of recurring Level 3 assets at January 1	$2,557	$2,801	$2,798
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Unrealized income (loss) included in comprehensive income	(316)	(244)	3
Balance of recurring Level 3 assets at December 31	$2,241	$2,557	$2,801

Quantitative Information About Recurring Level 3 Fair Value Measurements
The following table presents quantitative information about recurring Level 3 fair value measurements (in thousands):

Trust Preferred			Significant
Securities	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
December 31, 2016	$2,241	Discounted cash flow	Discount rate	1.50% - 3.34%
December 31, 2015	$2,557	Discounted cash flow	Discount rate	1.08% - 2.77%
December 31, 2014	$2,801	Discounted cash flow	Discount rate	.79% - 2.49%

Fair Value Assets Measured on Nonrecurring Basis
The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2016 and 2015 (in thousands).

		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2016

Impaired loans	$6,128	$-	$6,128	$-
Other real estate owned	6,007	-	6,007	-

December 31, 2015

Impaired loans	$10,127	$-	$10,127	$-
Other real estate owned	3,083	-	3,083	-

Financial Instruments with No Distinguishable Fair Value
As of December 31, 2016			Fair Value Measurements
				Significant
				Other	Significant
			Quoted	Observable	Unobservable
	Carrying	Estimated	Prices	Inputs	Inputs
(Dollars in thousands)	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)

Financial Instruments:
Assets:
Cash and cash equivalents	$62,119	$62,119	$62,119	$-	$-
Securities available-for-sale	243,206	243,206	940	240,025	2,241
Securities held-to-maturity	6,000	7,394	-	7,394	-
Other securities	6,593	6,593	-	6,593	-
Loans, net	865,424	883,161	-	-	883,161
Bank-owned life insurance	21,250	21,250	-	21,250	-

Liabilities:

Noninterest-bearing deposits	$202,478	$202,478	$-	$202,478	$-
Interest-bearing deposits	836,713	835,658	-	835,658	-
Subordinated debentures	10,310	10,310	-	-	10,310
FHLB and other borrowings	69,000	69,000	-	69,000	-

As of December 31, 2015			Fair Value Measurements
				Significant
				Other	Significant
			Quoted	Observable	Unobservable
	Carrying	Estimated	Prices	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial Instruments:
Assets:
Cash and cash equivalents	$41,259	$41,259	$41,259	$-	$-
Securities available-for-sale	239,732	239,732	961	236,214	2,557
Securities held-to-maturity	7,092	8,548	-	8,548	-
Other securities	8,135	8,135	-	8,135	-
Loans, net	769,742	784,113	-	-	784,113
Bank-owned life insurance	14,872	14,872	-	14,872	-

Liabilities:
Noninterest-bearing deposits	$189,445	$189,445	$-	$189,445	$-
Interest-bearing deposits	727,250	726,441	-	726,441	-
Subordinated debentures	10,310	10,310	-	-	10,310
FHLB and other borrowings	110,321	110,321	-	110,321	-